Shareholder Equity And Non-Controlling Interest (10-Q) (10-Q Filling [Member])	6 Months Ended
Jun. 30, 2011
10-Q Filling [Member]
Reporting Period For Combined Statements [Line Items]
Shareholder Equity And Non-Controlling Interest

NOTE 5: Shareholder Equity and Non-Controlling Interest

On April 8, 2011, we filed with the Securities and Exchange Commission, or the SEC, a Registration Statement on Form S-11 (SEC File No. 333-173391) to register our new offering of shares of common stock to the public at $10.00 per share and shares of common stock at $9.50 per share pursuant to our distribution reinvestment plan, which we refer to as our new registration statement. Our new registration statement was declared effective by the SEC on June 10, 2011, which caused our previously effective registration statement (SEC File No. 333-160093) to be automatically terminated.

In connection with the acquisition of the initial portfolio, our operating partnership issued $39,215 of limited partner interests, or 3,921,500 limited partner units, to our sponsor. We recorded the issuance of these limited partnership units at $37,158 as the six properties were recorded at our sponsor's historical carrying amount at the time of contribution to us. In addition, our sponsor purchased an additional 125,000 limited partner units for $1,250 in cash on April 29, 2011.

On July 28, 2011, our board of directors authorized and declared a special distribution for July 2011, which will be paid to the stockholder of record on July 29, 2011, in an amount equal to $0.0509589 per share, which for the month of July is equivalent to a 6.0% annualized rate based on a share price of $10.00. Additionally, our board of directors declared distributions for the months of August and September 2011, payable to the stockholders of record at a rate of $0.0016438 per share per day, which is an amount that is equivalent to a 6.0% annualized distribution rate based on a share price of $10.00.